Investments - Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	$ 1,201	$ 1,070	$ 781
Investment expenses	(43)	(47)	(35)
Net investment income (excluding net realized capital gains or losses)	1,158	1,023	746
Net realized capital gains (losses)	(320)	176	52
Net investment income	838	1,199	798
Credit-related impairment loss	13	0	0
Yield-related impairment loss	143	42	49
Supporting experience- rated products
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net investment income	35	38	42
Debt securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	702	634	598
Mortgage loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	51	55	60
Other investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	$ 448	$ 381	$ 123